Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel expenses:
Personnel expenses:

9.Personnel expenses:

The aggregate compensation to personnel of the Company for the years ended December 31, 2020 and 2019 is set out below:

	2020	2019

Short-term benefits	$4,953	$2,615
Stock-based compensation (recovery) expense - DSU plan	(993)	1,209
Stock-based compensation expense – Stock option plan	4,791	1,610
	$8,751	$5,434